VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	1,873,795	(114,856)	1,758,939
Additions	343,895	—
Disposals	—	—
Transfer from newbuildings	176,598	—
Depreciation	—	(35,984)
Balance at June 30, 2017	2,394,288	(150,840)	2,243,448

At June 30, 2017, we owned three Newcastlemaxes, 27 Capesizes, 12 ice-class Panamaxes, 13 Panamaxes and eight Ultramaxes (At December 31, 2016: two Newcastlemaxes, 20 Capesizes, ten ice-class Panamaxes, eight Panamaxes and six Ultramaxes).

In January 2017, the Company took delivery of Golden Virgo and Golden Libra, both Ultramax newbuildings. The total construction cost transferred from newbuildings was $48.5 million.

In February 2017, the Company took delivery of Golden Surabaya and Golden Savannah, both Capesize newbuildings. The total construction cost transferred from newbuildings was $128.1 million.

In March 2017, the Company entered into an agreement to acquire 14 dry bulk vessels from Quintana and two ice -class Panamaxes from Hemen. The vessel acquisition was financed by issuance of common share capital and assumption of debt. Pursuant to the agreements, between April 2017 and June 2017, the Company took delivery of one Newcastlemax, five Capesizes, two ice-class Panamaxes and five Panamaxes at a total cost of $343.3 million.

Total depreciation expense was $36.0 million for the period ended June 30, 2017.